2015 RESTRICTED STOCK (Tables) - 2015 Restricted Stock [Member]	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Sep. 30, 2015
Nonvested Restricted Stock Shares Activity [Table Text Block]
Restricted stock activity for the six months ended March 31, 2016 is as follows:

Restricted Stock
Non Vested at September 30, 2015	150,000
Awarded	-
Vested	(150,000)
Forfeited	-
Non Vested at March 31, 2016	-

Restricted Stock activity for the year ended September 30, 2015 follows:
2015
Restricted Stock
Non Vested at October 1	-
Awarded	600,000
Vested	(450,000)
Forfeited	-
Non Vested at September 30	150,000

Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]
The weighted average restricted stock award date fair value information for the six months ended March 31, 2016 is as follows:

Non Vested at September 30, 2015	$0.35
Awarded	-
Vested	0.35
Forfeited	-
Non Vested at March 31, 2016	$-

The weighted average restricted stock award date fair value information for the years ended September 30, 2015 follows:

2015
Non Vested at October 1	$-
Awarded	0.35
Vested	0.35
Forfeited	-
Non Vested at September 30	$0.35